SHARE-BASED PAYMENTS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2022 Share	Oct. 31, 2021 Share	Mar. 31, 2021 Share	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised | Share	(75,000)	(75,000)	(1,050,000)
0-0.70 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance | shares				8,476,000	5,505,000
Granted | shares				2,645,000	4,096,000
Exercised | shares				(245,000)	(1,125,000)
Forfeiture | shares				(45,000)	0
Expired | shares					0
Closing balance | shares				10,831,000	8,476,000
Weighted average remaining contractual life (years)				2 years 11 months 19 days	3 years 6 months 18 days
Vested and exercisable | $				10,831,000	6,080,000
Unvested | $				0	2,396,000
Weighted average exercise price of share options outstanding opening balance				$ 0.53	$ 0.3
Weighted average exercise price of share options granted				0.64	0.65
Weighted average exercise price of share options exercised in share-based payment arrangement				0.7	0.7
Weighted average exercise price of share options outstanding closing balance				0.59	0.53
Weighted average exercise price of share options vested and exercisable				0.51	0.42
0-0.70 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range				0	0
0-0.70 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range				$ 0.7	$ 0.7